                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2007

Check here if Amendment [X]; Amendment Number: 1

     This Amendment (Check only one): [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WELLSPRING MANAGEMENT, LLC
Address: 1790 KIRBY PARKWAY
         SUITE 127
         MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  GEORGE WHITE
Title: MANAGING MEMBER
Phone: (901) 753-6863

Signature, Place, and Date of Signing:


/s/ George White                       Memphis, TN           May 15, 2008
------------------------------------   -------------------   -------------------
[Signature]                            [City, State]         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       16
Form 13F Information Table Value Total:   84,103 (THOUSANDS)
List of Other Included Managers:             N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
           --------            -------- ----------- -------- ------------------ ---------- -------- ---------------------
                                                                                                       VOTING AUTHORITY
                               TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER           CLASS     CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
        --------------         -------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADHEREX TECHNOLOGIES              COM   00686R 20 0       27   100,000             SOLE               100,000
ADTRAN, INC                       COM   00738A 10 6   15,407   720,620             SOLE               720,620
AMERICAN ORIENTAL BIOENGR INC.    COM   028731 10 7   27,596 2,490,586             SOLE             2,490,586
ATHENAHEALTH, INC                 COM   04685W 10 3    3,089    85,800             SOLE                85,800
COMCAST CORPORATION               COM   20030N 10 1      913    50,000             SOLE                50,000
ECHOSTAR COMMUNICATIONS CORP.    CL A   278762 10 9    2,829    75,000             SOLE                75,000
EV3 INC.                          COM   26928A 20 0       19    23,900     PUT     SOLE
HANESBRANDS INC.                  COM   410345 10 2    8,011   294,855             SOLE               294,855
HEALTHWAYS INC.                   COM   422245 10 0    1,768    30,250             SOLE                30,250
HOUSTON WIRE & CABLE CO.          COM   44244K 10 9    4,226   298,839             SOLE               298,839
INFINITY PPTY & CAS CORP          COM   45665Q 10 3    7,970   220,602             SOLE               220,602
J B HUNT TRANSPORTATION SVCS      COM   445658 10 7    1,124    40,802             SOLE                40,802
NXSTAGE MEDICAL INC               COM   67072V 10 3      759    50,000             SOLE                50,000
SAIA INC                          COM   78709Y 10 5    3,104   233,400             SOLE               233,400
WORLD FUEL SERVICES CORP          COM   981475 10 6    4,069   140,179             SOLE               140,179
ZEP INC.                          COM   98944B 10 8    3,192   230,156             SOLE               230,156